Financial Instruments and Risk Management - Fair Value Information on Other Financial Assets and Liabilities Recorded at Amortized Cost (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
ASSETS
Short-term, deposits	$ 1,226	$ 581
Long-term debt
Finance leases:	65
Senior unsecured convertible bonds issued on august 4, 2020
Long-term debt
Debt instrument unamortized debt issuance costs, net	4
Estimated Fair Value | Quoted Prices in Active Markets for Identical Assets (Level 1)
ASSETS
Cash and cash equivalents, fair value disclosure	2,879	2,996
Marketable securities	1,635	679
Short-term, deposits	1,226	581
Estimated Fair Value | Quoted Prices in Active Markets for Identical Assets (Level 1) | Senior unsecured convertible bonds issued on august 4, 2020
Long-term debt
Dual tranche senior unsecured convertible bonds	1,814	1,561
Estimated Fair Value | Significant Other Observable Inputs (Level 2)
Long-term debt
Bank loans (including current portion)	1,366	1,165
Finance leases:	65	57
Carrying Amount | Quoted Prices in Active Markets for Identical Assets (Level 1)
ASSETS
Cash and cash equivalents, fair value disclosure	2,879	2,996
Marketable securities	1,635	679
Short-term, deposits	1,226	581
Carrying Amount | Quoted Prices in Active Markets for Identical Assets (Level 1) | Senior unsecured convertible bonds issued on august 4, 2020
Long-term debt
Dual tranche senior unsecured convertible bonds	1,496	1,495
Carrying Amount | Significant Other Observable Inputs (Level 2)
Long-term debt
Bank loans (including current portion)	1,366	1,165
Finance leases:	$ 65	$ 57